Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	$ (662)	$ 613
Maximum exposure to credit risk	589	484
Cumulative change in fair value attributable to changes in credit risk	(490)	173
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	227	277
Transfers out of Level 3 to Level 2		245
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	6,118	5,583
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	14,932	15,167
Derivative liabilities [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	284	294
Transfers out of Level 3 to Level 2		314
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		154
Transfers out of Level 3 to Level 2		343
Derivative assets [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	57	17
Transfers out of Level 3 to Level 2		69
Loan [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	777
Transfers out of Level 3 to Level 2		298
Loan underwriting commitments [Member] | Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	127
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	146
Negative fair value using reasonably possible alternatives	141
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	54
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	53
Negative fair value movement from using reasonably possible alternatives	66
Positive fair value movement from using reasonably possible alternatives	$ 64
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		498
Transfers out of Level 2 to Level 1		$ 130